PREPAIDS AND DEPOSITS	12 Months Ended
Dec. 31, 2024
Prepaids And Deposits
PREPAIDS AND DEPOSITS	6. PREPAIDS AND DEPOSITS
	December 31, 2024	December 31, 2023
Insurance	$370,609	$838,445
Prepaid other	112,439	142,124
Deposits	241,465	361,646
	$724,513	$1,342,215